Accrued compensation and benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Accrued compensation and benefits [Abstract]
Other accrued compensation and benefits	$ 580,000		$ 1,291,000
Accrued compensation and benefits	2,354,000	591,000	1,291,000
Number of monthly severance payments employee to receive	12
Liability recorded in connection with severance agreement	700,000
Payment of severance costs	500,000
Estimated severance costs in next six months	200,000
Other accrued compensation and benefits	400,000		1,100,000
Severance Benefits [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits	1,774,000		0
Severance Benefits [Member] | 2011 Restructuring Plan [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits	1,544,000	162,000
Severance Benefits [Member] | 2011 Restructuring Plan [Member] | President And Chief Executive Officer [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits	$ 200,000